Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of loss per share
	SIX MONTHS ENDED
	June 30, 2021	June 30, 2020
Loss attributable to owners of the Company	(6,754,579)	(2,658,501)
Weighted average number of shares outstanding	12,454,812	4,585,054
Basic and diluted loss per share	(0.54)	(0.58)